Income tax - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Estimated average annual tax rate	0.07%	0.42%	0.10%	(1.60%)	0.60%